Fair Value Measurements	6 Months Ended
Jun. 30, 2013
Fair Value Measurements
Fair Value Measurements

9. Fair Value Measurements

The Company applies various valuation approaches in determining the fair value of its financial assets and liabilities within a hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company's assumptions about the inputs that market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The fair value hierarchy is broken down into three levels based on the source of inputs as follows:

  Level 1—Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access.

  Level 2—Valuations based on quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active and models for which all significant inputs are observable, either directly or indirectly.

  Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

The availability of observable inputs can vary among the various types of financial assets and liabilities. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for financial statement disclosure purposes, the level in the fair value hierarchy within which the fair value measurement is categorized is based on the lowest level input that is significant to the overall fair value measurement.

At June 30, 2013 and December 31, 2012 and 2011, the Company had cash equivalents comprised of U.S. Treasury securities money market accounts whose value is based using quoted market prices with no adjustments applied. Accordingly, these securities are classified as Level 1. U.S. Government agency securities and corporate debt securities are measured at fair value using Level 2 inputs. The Company reviews trading activity and pricing for these investments as of the measurement date. When sufficient quoted pricing for identical securities is not available, the Company uses market pricing and other observable market inputs for similar securities obtained from various third party data providers. These inputs represent quoted prices for similar assets in active markets or these inputs have been derived from observable market data. This approach results in the classification of these securities as Level 2 of the fair value hierarchy. The warrants issued for redeemable convertible preferred stock are categorized as Level 3. The fair values of these instruments are determined using models based on market observable inputs and management judgment. See discussion of fair value calculation at Note 4, "Bridge Financing" and Note 5, "Note Payable." There were no material re-measurements to fair value during the six months ended June 30, 2013 and 2012 and the years ended December 31, 2012, 2011 and 2010, of financial assets and liabilities that are not measured at fair value on a recurring basis.

The following fair value hierarchy table presents information about each major category of the Company's financial assets and liabilities measured at fair value on a recurring basis as of June 30, 2013, December 31, 2012 and 2011.

	Fair Value Measurement at June 30, 2013 using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of June 30, 2013
Assets
Cash equivalents	$24,223,000	$—	$—	$24,223,000
U.S. government agency securities	—	3,996,000	—	3,996,000
Corporate debt securities	—	27,960,000	—	27,960,000

Total	$24,223,000	$31,956,000	$—	$56,179,000

	Fair Value Measurement at December 31, 2012 using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2012
Assets:
Cash equivalents	$71,316,000	$—	$—	$71,316,000

Total	$71,316,000	$—	$—	$71,316,000

	Fair Value Measurement at December 31, 2011 using:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of December 31, 2011
Assets:
Cash equivalents	$8,315,000	$—	$—	$8,315,000

Total	$8,315,000	$—	$—	$8,315,000

Liabilities:
Redeemable convertible preferred stock warrants	$—	$—	$2,145,000	$2,145,000

Total	$—	$—	$2,145,000	$2,145,000

The following table presents the Company's assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2012 and 2011:

	Assets	Liabilities
Balance at December 31, 2010	$—	$1,031,000
Settlements	—	—
Issuance of new warrants	—	885,000
Fair value increase included in warrant and other income (expense), net	—	229,000

Balance at December 31, 2011	$—	$2,145,000
Settlements	—	—
Issuance of new warrants	—	534,000
Fair value increase included in warrant and other income (expense), net	—	422,000
Reclassification of warrants	—	(3,101,000)

Balance at December 31, 2012		$—

The fair values of cash equivalents, accounts payable and accrued liabilities approximate their carrying values due to the short-term nature of these accounts. Based on the borrowing rates currently available to the Company for debt with similar terms and consideration of default and credit risk, the carrying value of the note payable approximates its fair value.